Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2025
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Disclosure of investments in associates and joint ventures

	2025			2024
	Associates	Joint ventures	Total	Associates	Joint ventures	Total
	£m	£m	£m	£m	£m	£m
Equity accounted	739	—	739	692	199	891
Held at fair value through profit or loss	—	211	211	—	171	171
Total	739	211	950	692	370	1,062

Summarised financial information, equity accounted associates and joint ventures

	Associates			Joint ventures
	2025	2024	2023	2025	2024	2023
	£m	£m	£m	£m	£m	£m
Profit/(loss) from continuing operations	64	30	(10)	6	8	1
Other comprehensive income/(loss)	—	—	—	(4)	(1)	(3)
Total comprehensive income/(loss) from continuing operations	64	30	(10)	2	7	(2)